Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a)The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows.

	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	201,036	160,221	142,860	149,014
Restricted cash – current	11,224	53,689	58,109	38,329
Restricted cash – long-term	42,577	39,381	33,562	35,521
	254,837	253,291	234,531	222,864

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 11), performance bond collateral and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.
b)The sale of the Toledo Spirit by its owner in January 2019 resulted in the vessel being returned to its owner with the obligation related to finance lease being concurrently extinguished. As a result, the sale of the vessel and the concurrent extinguishment of the corresponding obligation related to the finance lease of $23.6 million for the nine months ended September 30, 2019, was treated as a non-cash transaction in the Partnership's consolidated statements of cash flows.